Note 7 - Right-of-use Assets - Lease Obligation (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Lease obligation as of January 1, 2020	$ 574,762
Accretion on lease liability	32,427
Lease payment	(88,198)
Lease obligation at September 30, 2020	518,991
Current lease obligations		$ 19,344	$ 75,116
Long-term lease obligations		499,646	499,646
Total lease liabilities	$ 518,991	$ 518,991	$ 574,762